SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short term investment	€ 0
Accounts receivable, writeoff	€ 1	€ 640
Derivatives	0
Maximum treasury shares as percentage of total shares issued	10.00%
Warranty expense	€ 134	112	€ 110
Advertising expense	1,352	€ 929	€ 490
Warrants outstanding	€ 0
Number of stock-based employee compensation plans	3
Number of free share plans	2
Minimum
Warranty term	P1Y
Minimum | Sale and leaseback
Useful life	5 years
Maximum
Warranty term	two years
Maximum | Sale and leaseback
Useful life	7 years